BALANCE SHEETS - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents [note 2]	$ 85,906	$ 186,757
Note receivable [note 6]	582,384	693,296
Prepaid expenses and deposits	4,914	4,882
Total current assets	673,204	884,935
Total assets	673,204	884,935
Current liabilities
Accounts payable and accrued liabilities	41,784	86,762
Due to related parties, non-interest bearing [note 11]	2,628	2,628
Total current liabilities	44,412	89,390
Stockholders’ equity [note 10]
Common stockAuthorized 100,000,000,000 common shares with a par value of $0.001 per share Issued and outstanding 10,950,000 common shares	10,950	10,950
Additional paid-in capital	4,183,129	4,182,073
Deficit	(3,565,287)	(3,397,478)
Total stockholders’ equity	628,792	795,545
Total liabilities and stockholders’ equity	$ 673,204	$ 884,935